[VEDDERPRICE Letterhead]

April 7, 2008

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	DWS Value Series, Inc. (the “Registrant”); File No.811-05385

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Small Cap Value Fund (“Small Cap Fund”), a series of DWS Securities Trust (File No. 811-02021) into DWS Dreman Mid Cap Value Fund, a series of the Registrant (the “Merger”).

It is currently expected that a special meeting of shareholders of Small Cap Fund will be held on June 30, 2008. Accordingly, we plan to mail the proxy materials to Small Cap Fund shareholders around May 14, 2008. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by May 7, 2008, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7753.

Sincerely,

/s/John S. Marten

JSM

Enclosures